CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net (loss) gain	$ 63,382,376	¥ 447,802,823	¥ (50,041,769)	$ (28,177,876)	¥ (196,168,740)	¥ (239,284,796)	¥ (112,092,907)
Adjustments for:
Loss (gain) on disposal of property, equipment and software	(1,017)	(7,188)	(1,055,269)	(309,282)	(2,153,158)	(183,767)	18,460
Gain on disposal of subsidiaries	(54,420,106)	(384,483,491)	(1,206,925)	(173,364)	(1,206,925)	(10,473,159)	0
Gain on disposal of other investments	(398,953)	(2,818,643)	0	(1,929,183)	(13,430,588)	0	0
Share-based compensation expenses	4,872,814	34,426,917	9,275,857	3,124,269	21,750,533	3,898,328	38,029,713
Impairment on equity investments				670,247	4,666,128	1,386,174	0
Impairment on other investments and available-for-sale investments	1,415,408	10,000,000	0	544,549	3,791,039	7,776,157	9,109,312
Impairment on other long-lived assets				5,010,342	34,881,000	0	0
Provision for doubtful accounts receivable			169,416	24,335	169,416	109,939	47,948
Impairment on advances to suppliers						7,765,482	0
Impairment on other advances				859,086	5,980,787	0	0
Provision for doubtful other receivables						21,042,700	0
Consulting fee paid by issuance of shares	435,657	3,077,958	0	5,040,605	35,091,686	4,172,800	13,454,692
Depreciation and amortization of property, equipment and software	36,695	259,254	1,250,450	400,000	2,778,778	3,650,261	5,299,059
Amortization of land use right			960,455	200,000	1,440,682	1,920,910	1,920,910
Recovery of equity investment in excess of cost						0	(60,548,651)
Share of loss in equity method investments	0	0	1,824,878	408,983	2,847,260	4,292,887	2,937,131
Gain on disposal of investment in equity investee and available-for-sales investment			(694,628)	(99,777)	(694,628)	0	(115,349)
Foreign currency exchange (gain) loss	1,641,609	11,598,132	2,259,149	786,291	5,474,002	20,331,430	(19,206,747)
Fair value change on warrant liability	(17,417)	(123,056)	(964,594)	(185,619)	(1,292,244)	(2,251,427)	(12,615,466)
Amortization of discount and interest on convertible notes	933,942	6,598,391	16,112,241	4,762,302	33,154,191	98,308,205	76,990,826
Non-cash lease expense	29,564	208,876	0	58,756	409,048	0	0
Changes in operating assets and liabilities:
Change in accounts receivable	(59,805)	(422,527)	104,874	44,966	313,044	1,904,732	5,742,365
Change in advances to suppliers	112,969	798,137	(384,555)	(203,877)	(1,419,353)	(1,400,665)	2,462,761
Change in prepayments and other current assets	(818,284)	(5,781,257)	(1,359,634)	(952,181)	(6,628,897)	(20,575,190)	3,169,076
Change in right-of-use assets	308,064	2,176,505	0	(1,388,528)	(9,666,652)	0	0
Change in other long-lived assets			0			6,220	0
Change in accounts payable	58,176	411,016	(265,968)	35,445	246,764	905,990	2,073,797
Change in amounts due to related parties	(26,331)	(186,034)	2,154,449	451,623	3,144,106	(1,628,877)	(53,060,754)
Change in other taxes payable	(82,294)	(581,412)	(468,586)	(70,544)	(491,112)	1,234,090	1,430,998
Change in advances from customers	29,181	206,165	(495,832)	(2,282)	(15,887)	(2,336,252)	21,137,125
Change in deferred revenue			(159,125)	(22,857)	(159,125)	(5,417,144)	(10,345,604)
Change in interest payable	134,253	948,509	134,033	209,401	1,457,811	6,053,191	5,452,770
Change in accrued expenses and other current liabilities	919,173	6,494,047	5,130,795	1,708,802	11,896,337	(2,408,745)	(7,943,127)
Change in lease liabilities	(326,385)	(2,305,943)	0	1,387,482	9,659,375	0	0
Net cash used in operating activities	(2,880,353)	(20,349,998)	(17,720,288)	(7,781,799)	(54,175,322)	(101,200,526)	(86,651,662)
Cash flows from investing activities
Proceeds from disposal of other investment				5,318,524	37,026,498	0	1,158,040
Proceeds from disposal of equity investee and available-for-sale investment			694,628	99,777	694,628	0	115,349
Purchase of other investments						(5,300,000)	(4,000,000)
Deposit for joint venture arrangement			(34,881,000)	(5,010,342)	(34,881,000)	0	0
Advances to subscribe tokens (Note 5)						(14,070,581)	0
Disbursement for loans receivable from a related party						(600,000)	(4,000,000)
Collection of loans receivable from related party						0	3,000,000
Proceeds from disposal of property, equipment and software	6,086	43,000	1,312,170	380,399	2,648,259	81,848	292,074
Proceeds from disposal of assets and liabilities classified as held- for- sale	62,835,628	443,939,997	0	7,081,502	49,300,000	2,800,000	0
Proceed from tokens transferred				989,387	6,887,915	0	0
Settlement payment from investee						0	165,812,500
Purchase of property, equipment and software			(423,351)	(114,470)	(796,921)	(226,717)	(454,560)
Net cash provided by (used in) investing activities	62,841,714	443,982,997	(33,297,553)	8,744,777	60,879,379	(17,315,450)	161,923,403
Cash flows from financing activities:
Repayments of bank borrowings						0	(25,528,388)
Loans from a related party			16,065,376	2,307,647	16,065,376	11,030,602	73,930,427
Repayment of loan from a related party	(2,691,248)	(19,013,935)	(500,000)	(1,439,797)	(10,023,576)	(29,127,540)	(23,950,421)
Proceeds from other loans			34,881,000	5,010,342	34,881,000	0	19,881,900
Repayments of other loans	(6,087,586)	(43,009,402)	0			(260,073)	(20,260,085)
Contribution from noncontrolling interest						0	20,000,000
Net cash provided by (used in) financing activities	(53,012,480)	(374,538,461)	50,446,376	5,878,192	40,922,800	(18,357,011)	44,073,433
Effect of foreign exchange rate changes on cash and cash equivalents	(179,024)	(1,264,825)	(1,596,907)	180,601	1,257,310	(1,494,584)	4,527,918
Cash reclassified as held for sale				(6,180,510)	(43,027,475)	0	(20,127,148)
Net change in cash and cash equivalents	6,769,857	47,829,714	(2,168,372)	841,261	5,856,692	(138,367,571)	103,745,944
Cash and cash equivalents, beginning of year	1,452,662	10,113,141	4,256,449	611,401	4,256,449	142,624,020	38,878,076
Cash and cash equivalents, end of year	$ 8,201,279	¥ 57,942,855	¥ 2,088,077	1,452,662	10,113,141	4,256,449	142,624,020
Supplemental disclosure of cash flow information:
Interest paid						260,073	892,159
Income taxes paid						0	0
Non-cash investing and financing activities
Receivable related to the disposition of a subsidiary						0	1,600,000
Shares issued for equity investments and other investments				33,995	236,667	3,091,986	0
Cash paid for amounts included in the measurement of operating lease liabilities				$ 182,678	¥ 1,271,769	¥ 0	¥ 0